Share Plans (Details 2) - Stock Options - $ / shares	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Schedule of weighted average assumptions
Expected stock price volatility	31.00%	33.00%	35.00%
Risk free interest rate	1.82%	1.64%	0.87%
Expected annual dividend per share	$ 0.73	$ 0.64	$ 0.60
Expected life of options (years)	5 years 6 months	5 years 6 months	5 years 9 months 18 days